Related Party Transactions and Balances	12 Months Ended
Mar. 31, 2024
Related Party Transactions and Balances [Abstract]
Related Party Transactions and Balances

10. Related Party Transactions and Balances

Remuneration to Directors and executive officers for the years ended March 31, 2024 and 2023 were:

	For the year ended March 31,
Directors & Officers	2024	2023
Yew Jin Sng	$116	$92
Ho Kin Wai	485	446
William Yuen	33	-
William Mirecki	23	-
Kai Yue Jason Chan	23	-
Khazid Bin Omar	161	146
Loo Hansel	94	85
Kit Yu Lee	183	120
	1,118	$889

In addition, remuneration to Directors of the Group’s subsidiaries for the ended March 31, 2024 and 2023 were:

	For the year ended March 31,
Directors	2024	2023
Chiu Hsieh Hui	42	38
Wong Chee Kwok	9	112
Ong Thiam Teck	-	55
	$51	$205

In addition, for the years ended March 31, 2024 and 2023, the Company paid approximately $531 and approximately $684, respectively, to Mr. Jin Ngee Vernon Kwek, a beneficial owner of the Company, for his services to a subsidiary of the Company.

As discussed in Note 7, loans in the aggregate principal amount of approximately $18,891 (SGD 22,884) are guaranteed by certain directors and shareholders of the Parent.

As discussed in Note 11, the group’s executive officers, Mr. Yew Jin Sng and Mr. Hansel Loo; and Mr. Jin Ngee Vernon Kwek had executed guarantees in favor of the sureties for indemnities amounting to approximately $6,203 (SGD 8,359) and approximately $4,545 (SGD 6,031), at March 31, 2024 and 2023, respectively.